Operating Real Estate-Text (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended		1 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013 property community state	Mar. 31, 2014 loan state	Mar. 31, 2013	Dec. 31, 2013 loan state	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2013 MH Joint Venture	Dec. 31, 2013 MH Joint Venture loan	Mar. 31, 2013 Multifamily Property 1 unit	Dec. 31, 2013 Multifamily Properties 2 property note unit	Jun. 30, 2013 Multifamily Properties 2	Jun. 30, 2013 Multifamily Properties 3 note property unit	Dec. 31, 2013 Multifamily Properties 3	Jun. 30, 2013 Assisted living facilities located in Minnesota extension unit	Jun. 30, 2013 Assisted living facilities located in Minnesota LIBOR	Jun. 30, 2013 Memory care facility located in Connecticut	Jun. 30, 2013 Memory care facility located in Connecticut LIBOR	Dec. 31, 2013 Weighted Average Multifamily Properties 2	Apr. 30, 2013 Pad rental sites property note community state	Dec. 31, 2013 Pad rental sites	Apr. 30, 2013 Pad rental sites Weighted Average	Dec. 31, 2013 Manufactured homes
Operating Real Estate
Number of manufactured housing communities acquired as a portfolio (communities)	12																		71
Number of Pad Rental Sites	4,600
Number of States in which Entity Operates	3			3
Number of real estate properties acquired as a portfolio (properties)										8		2							17,000
Number of states in which real estate properties are located (states)																			5
Aggregate purchase price of properties to be acquired, including all costs, escrows and reserves																			$ 865,300,000
Transaction costs																			2,200,000
Number of non-recourse mortgage notes (notes)										7		2							8
Term of debt instrument																			10 years
Acquisition of real estate properties financed through issuance of non-recourse mortgage notes							248,000,000		39,600,000	158,400,000		46,500,000		38,200,000		7,900,000			640,000,000
Debt, Weighted Average Interest Rate	4.92%			4.92%
Conversion of exchangeable senior notes													4.28%					4.03%			4.02%
Percentage of equity interest (percent)							92.00%	92.00%	90.00%	95.00%			85.00%						98.00%
Consideration transferred excluding amount financed by debt							89,000,000	89,000,000	12,900,000		55,300,000	15,000,000		14,600,000		3,000,000			214,900,000
Revenues																				64,600,000
Net income (loss)		61,089,000	(69,920,000)	21,464,000	193,362,000	234,000,000														13,700,000
Number of units within a facility acquired (units)									972	2,418		626
Acquisition cost							344,700,000		49,200,000	202,100,000		61,500,000		51,000,000		10,500,000
Number		49		45	152			3
Fixed interest rate (as a percent)									3.996%
Number of assisted living communities acquired (units)														11
Variable rate basis															LIBOR		LIBOR
Interest rate added to variable rate (as a percent)															3.00%		2.75%
Mortgage loans on real estate number of extension options (extensions)														2
Mortgage loans on real estate duration of extension options								10 years						1 year
REO acquired by taking title, in connection with certain CRE debt investments
Original Loan Balance	1,085,280,000	1,202,908,000		1,085,280,000	2,371,464,000
Initial REO Value	$ 2,369,505,000	$ 2,327,914,000		$ 2,369,505,000	$ 1,390,546,000																	$ 1,298,373,000